UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                41 Madison Avenue
                                   28th Floor
                               New York, NY 10010
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-584-2366

                      DATE OF FISCAL YEAR END: MAY 31, 2010

                    DATE OF REPORTING PERIOD: AUGUST 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2009 (Unaudited)

   SHARES      COMMON STOCK -- 78.92%                                   VALUE
------------   --------------------------------------------------   ------------
               AGRICULTURE -- 3.09%
   1,632,898   ABB Grain Ltd. ...................................   $ 12,706,145
                                                                    ------------
               BANKS -- 3.14%
     159,104   Beverly National Corp. (b) .......................      3,363,459
   1,536,462   Citigroup, Inc. ..................................      7,682,310
     306,030   Republic First Bancorp, Inc. (a) .................      1,891,265
                                                                    ------------
                                                                      12,937,034
                                                                    ------------
               BEVERAGES -- 9.53%
   1,521,942   Lion Nathan Ltd. .................................     15,153,085
     409,918   Pepsi Bottling Group, Inc. (b) ...................     14,646,370
     336,156   PepsiAmericas, Inc. (b) ..........................      9,405,645
                                                                    ------------
                                                                      39,205,100
                                                                    ------------
               BIOTECHNOLOGY -- 1.23%
      72,032   CombiMatrix Corp. (a) ............................        480,454
   3,263,993   CuraGen Corp. (a) ................................      4,569,590
                                                                    ------------
                                                                       5,050,044
                                                                    ------------
               BROADCASTING, NEWSPAPERS, & ADVERTISING -- 3.61%
     480,207   Liberty Media Corp. - Entertainment,
                  Ser A (a)(b) ..................................     13,392,973
      29,864   Marvel Entertainment, Inc. (a) ...................      1,444,522
                                                                    ------------
                                                                      14,837,495
                                                                    ------------
               CHEMICALS -- 1.31%
      65,758   CF Industries Holdings, Inc. .....................      5,369,798
                                                                    ------------
               COAL -- 0.44%
     125,000   Felix Resources Ltd. .............................      1,818,879
                                                                    ------------
               DIAGNOSTIC PRODUCTS -- 2.87%
     230,153   Varian, Inc. (a)(b)(c) ...........................     11,788,437
                                                                    ------------
               ELECTRONIC MEASURING INSTRUMENTS -- 0.06%
      30,604   Metris NV (a)(e) .................................        241,550
                                                                    ------------
               FINANCIAL SERVICES -- 0.01%
       3,974   Prospect Capital Corp. ...........................         40,535
                                                                    ------------
               FOOD PRODUCTS -- 0.14%
      66,636   Sadia SA ADR (a)(b) ..............................        586,397
                                                                    ------------
               GAS/NATURAL GAS -- 0.85%
     424,465   AltaGas Utility Group, Inc. ......................      3,478,429
                                                                    ------------

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2009 (Unaudited)

   SHARES      COMMON STOCK -- 78.92% (CONTINUED)                       VALUE
------------   --------------------------------------------------   ------------
               INSURANCE -- 6.88%
     674,734   IPC Holdings Ltd. ................................   $ 21,874,876
     982,011   Specialty Underwriters' Alliance, Inc. (a)(b) ....      6,412,532
                                                                    ------------
                                                                      28,287,408
                                                                    ------------
               MARINE TRANSPORTATION -- 0.44%
     216,643   OSG America LP (b) ...............................      1,813,302
                                                                    ------------
               MEDICAL PRODUCTS & SERVICES -- 7.76%
     218,986   Power Medical Interventions, Inc. (a) ............        451,111
     579,165   Schering-Plough Corp. (b) ........................     16,320,870
     316,634   Wyeth (b) ........................................     15,150,937
                                                                    ------------
                                                                      31,922,918
                                                                    ------------
               MISCELLANEOUS BUSINESS SERVICES -- 0.34%
     378,283   Autobytel, Inc. (a) ..............................        230,753
     836,200   Goldleaf Financial Solutions, Inc. (a) ...........        807,769
     657,003   On2 Technologies, Inc. (a) .......................        381,062
                                                                    ------------
                                                                       1,419,584
                                                                    ------------
               OIL-FIELD SERVICES -- 1.87%
     477,797   BJ Services Co. ..................................      7,673,420
                                                                    ------------
               OPTICAL SYSTEMS AND COMPONENTS -- 3.61%
     274,972   Axsys Technologies, Inc. (a) .....................     14,848,488
                                                                    ------------
               PETROLEUM EXPLORATION & PRODUCTION -- 5.91%
     795,801   Atlas Energy Resources LLC (b) ...................     20,292,925
     352,002   Petro Andina Resources, Inc., Cl A (a) ...........      2,980,759
     642,956   UTS Energy Corp. (a) .............................      1,047,932
                                                                    ------------
                                                                      24,321,616
                                                                    ------------
               PETROLEUM FIELD MACHINERY & EQUIPMENT -- 4.67%
     462,229   NATCO Group, Inc. (a)(b) .........................     19,228,726
                                                                    ------------
               PIPELINES -- 6.00%
     370,354   Magellan Midstream Holdings LP (b)(c) ............      8,062,607
     504,063   TEPPCO Partners LP (b) ...........................     16,634,079
                                                                    ------------
                                                                      24,696,686
                                                                    ------------
               RENEWABLE ENERGY -- 0.06%
      57,938   Canadian Hydro Developers, Inc. (a) ..............        267,995
                                                                    ------------
               SOFTWARE -- 5.77%
     222,267   IDS Scheer AG ....................................      4,781,273
     214,985   Metavante Technologies, Inc. (a)(b)(c) ...........      6,774,178
     322,596   MSC.Software Corp. (a)(b)(c) .....................      2,445,278
     860,477   NYFIX, Inc. (a) ..................................      1,411,182

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                           August 31, 2009 (Unaudited)

   SHARES      COMMON STOCK -- 78.92% (CONTINUED)                       VALUE
------------   --------------------------------------------------   ------------
               SOFTWARE (CONTINUED)
     166,874   SPSS, Inc. (a)(b) ................................   $  8,310,325
                                                                    ------------
                                                                      23,722,236
                                                                    ------------
               SPECIALTY RETAIL -- 4.61%
     551,520   Charlotte Russe Holding, Inc. (a)(b) .............      9,590,933
   1,231,870   Tween Brands, Inc. (a)(b) ........................      9,362,212
                                                                    ------------
                                                                      18,953,145
                                                                    ------------
               TELEPHONES & TELECOMMUNICATIONS -- 3.11%
     805,105   D&E Communications, Inc. (b) .....................      8,397,245
     387,614   Fibernet Telecom Group, Inc. (a) (b) .............      4,403,295
                                                                    ------------
                                                                      12,800,540
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES -- 1.61%
   1,407,610   Virgin Mobile USA, Inc., Cl A (a) ................      6,629,843
                                                                    ------------
               TOTAL COMMON STOCK (Cost $294,615,220) ...........   $324,645,750
                                                                    ------------

   SHARES      WARRANTS (a) -- 0.05%                                    VALUE
------------   --------------------------------------------------   ------------
     308,857   Buru Energy Ltd.,
                  Expires 10/10 .................................   $         --
     105,841   CombiMatrix Corp.,
                  Expires 05/14 .................................        206,390
                                                                    ------------
               TOTAL WARRANTS (Cost $87,999) ....................   $    206,390
                                                                    ------------

  CONTRACTS    CALL OPTION CONTRACTS (a)-- 0.02%                        VALUE
------------   --------------------------------------------------   ------------
               NetApp, Inc.,
         410   09/09 at $21 (Cost $47,145) ......................   $     84,050
                                                                    ------------

  CONTRACTS    PUT OPTION CONTRACTS (a) -- 0.11%                        VALUE
------------   --------------------------------------------------   ------------
               Baker Hughes, Inc.,
         100   09/09 at $33 .....................................   $      7,500
               Celldex Therapeutics, Inc.,
         400   09/09 at $5 ......................................         10,000
               Citigroup, Inc.,
         600   09/09 at $7 ......................................        121,500
         350   09/09 at $5 ......................................         10,675
               DIRECTV Group, Inc.,
         747   09/09 at $22.5 ...................................          7,470
               Magellan Midstream Partners LP,
         127   09/09 at $37.5 ...................................         24,765
               Medarex, Inc.,
         736   09/09 at $11 .....................................          3,680
         895   09/09 at $12 .....................................          4,475

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          August 31, 2009 (Unaudited)

  CONTRACTS    PUT OPTION CONTRACTS (a) -- 0.11% (CONTINUED)            VALUE
------------   --------------------------------------------------   ------------
               Medarex, Inc. (continued),
       1,016   11/09 at $11 .....................................   $      5,080
         250   11/09 at $12 .....................................          5,000
          21   11/09 at $12.5 ...................................            105
               Sprint Nextel Corp.,
       2,262   01/09 at $4 ......................................        175,305
       1,413   11/09 at $4 ......................................         91,845
                                                                    ------------
               TOTAL PUT OPTION CONTRACTS (Cost $675,202) .......   $    467,400
                                                                    ------------

   SHARES      MONEY MARKET FUND (d) -- 25.28%                           VALUE
------------   --------------------------------------------------   ------------
 103,989,977   State Street Institutional Liquid Reserves Fund,
                  0.270% (Cost $103,989,977) ....................   $103,989,977
                                                                    ------------
               TOTAL INVESTMENTS AT VALUE -- 104.38%
                  (Cost $399,415,543)+ ..........................   $429,393,567
                                                                    ============

As of August 31, 2009, the Fund had equity swap contracts outstanding as follows:

                                                                      UNREALIZED
                                                                     APPRECIATION
   SHARES                                                           (DEPRECIATION)
------------                                                        --------------
     259,307   Emerald Energy Plc, Equity Swap
                  (Counterparty: Goldman Sachs International)
                  (Cost $3,171,234, Market Value $3,144,293)
                  Terminating 08/17/10 ..........................   $      (26,941)
      28,600   Inverness Medical Innovations, Inc., Equity Swap
                  (Counterparty: Goldman Sachs International)
                  (Cost $906,939, Market Value $1,018,147)
                  Terminating 06/16/10 ..........................          111,208
     397,298   Spring Group Plc, Equity Swap
                  (Counterparty: Goldman Sachs International)
                  (Cost $402,082, Market Value $394,987)
                  Terminating 08/16/10 ..........................   $       (7,095)
                                                                    --------------
                  (Total cost $4,480,255,
                     Total Market Value $4,557,427) .............   $       77,172
                                                                    ==============

                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          August 31, 2009 (Unaudited)

As of August 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

                                                         UNREALIZED
                          CURRENCY         CURRENCY     APPRECIATION
SETTLEMENT DATE          TO DELIVER       TO RECEIVE   (DEPRECIATION)
---------------          ----------       ----------   --------------
09/10/09 ......   AUD    46,561,619 USD   37,313,110     $(1,906,202)
09/10/09 ......   CAD    47,460,373 USD   41,785,133      (1,433,635)
09/10/09 ......   EUR     8,226,029 USD   11,553,942        (250,479)
09/10/09 ......   GBP    11,372,350 USD   18,608,612          75,097
09/10/09 ......   NOK     3,806,792 USD      595,248         (38,715)
09/10/09 ......   USD     9,231,272 AUD   11,550,000         497,407
09/10/09 ......   USD    33,680,278 CAD   37,570,000         532,118
09/10/09 ......   USD     6,771,963 EUR    4,760,000          58,678
09/10/09 ......   USD    15,688,448 GBP    9,551,000        (123,187)
09/10/09 ......   USD       600,215 NOK    3,806,792          33,748
                                                         -----------
                                                         $(2,555,170)
                                                         ===========

AUD -- Australian  Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- British Pound
NOK -- Norwegian Krone
USD -- United States Dollar

Percentages are based on Net Assets of $411,361,696.

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

(c)  Underlying security for a written/purchased call/put option.

(d)  Rate shown is the 7-day effective yield as of August 31, 2009.

(e) Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2009, the total market value of this security was $241,550 representing 0.1% of net assets.

ADR  -- American Depositary Receipt
Cl   -- Class
LLC  -- Limited Liability Company
LP   -- Limited Partnership
Ltd. -- Limited
Plc  -- Public Limited Company
Ser  -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

+ At August 31, 2009, the tax basis cost of the Fund's investments was $399,415,543, and the unrealized appreciation and depreciation were $31,347,877 and $(1,369,853), respectively.

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                          August 31, 2009 (Unaudited)

   SHARES      COMMON STOCK -- 39.09%                                   VALUE
------------   --------------------------------------------------   ------------
               BANKS -- 1.25%
       9,600   Citigroup, Inc. ..................................   $     48,000
     263,953   Danvers Bancorp, Inc. ............................      3,394,435
     101,201   Metro Bancorp, Inc. (a) ..........................      1,694,105
                                                                    ------------
                                                                       5,136,540
                                                                    ------------
               BEVERAGES -- 2.82%
     204,821   PepsiCo, Inc. (b) ................................     11,607,206
                                                                    ------------
               BIOTECHNOLOGY -- 0.36%
     250,316   Celldex Therapeutics, Inc. (a)(b) ................      1,436,814
       2,400   Medarex, Inc. (a)(b) .............................         38,400
                                                                    ------------
                                                                       1,475,214
                                                                    ------------
               BROADCASTING, NEWSPAPERS, & ADVERTISING -- 1.56%
     235,557   DIRECTV Group, Inc. (a)(b) .......................      5,832,391
      22,249   Walt Disney Co. ..................................        579,364
                                                                    ------------
                                                                       6,411,755
                                                                    ------------
               CHEMICALS -- 0.65%
      56,476   Agrium, Inc. (b) .................................      2,694,470
                                                                    ------------
               COMPUTERS & SERVICES -- 0.23%
      41,000   NetApp, Inc. (a) .................................        932,750
                                                                    ------------
               FINANCIAL SERVICES -- 0.01%
       3,974   Prospect Capital Corp. ...........................         40,535
                                                                    ------------
               FOOD PRODUCTS -- 1.25%
      13,302   BRF - Brasil Foods SA (a)(b) .....................        587,682
     517,202   Viterra, Inc. (a) ................................      4,539,793
                                                                    ------------
                                                                       5,127,475
                                                                    ------------
               GAS/NATURAL GAS -- 4.81%
     891,618   Atlas America, Inc. (b) ..........................     19,776,087
                                                                    ------------
               INSURANCE -- 5.05%
     163,619   Tower Group, Inc. ................................      3,925,220
     656,320   Validus Holdings Ltd. ............................     16,841,171
                                                                    ------------
                                                                      20,766,391
                                                                    ------------
               MEDICAL PRODUCTS & SERVICES -- 3.98%
      28,600   Inverness Medical Innovations, Inc. (a) ..........      1,018,160
     322,521   Merck & Co., Inc. (b) ............................     10,459,356
     292,446   Pfizer, Inc. (b) .................................      4,883,848
                                                                    ------------
                                                                      16,361,364
                                                                    ------------

                               THE ARBITRAGE FUND
                       Schedule of Securities Sold Short
                          August 31, 2009 (Unaudited)

   SHARES      COMMON STOCK -- 39.09% (CONTINUED)                       VALUE
------------   --------------------------------------------------   ------------
               OIL-FIELD SERVICES -- 1.23%
     147,442   Baker Hughes, Inc. (b) ...........................   $  5,079,377
                                                                    ------------
               PETROLEUM FIELD MACHINERY & EQUIPMENT -- 4.73%
     521,803   Cameron International Corp. (a)(b) ...............     18,633,585
      19,800   NATCO Group, Inc. (a) ............................        823,680
                                                                    ------------
                                                                      19,457,265
                                                                    ------------
               PIPELINES -- 6.05%
     624,968   Enterprise Products Partners LP ..................     16,874,136
     220,687   Magellan Midstream Partners (b) ..................      7,997,697
                                                                    ------------
                                                                      24,871,833
                                                                    ------------
               SOFTWARE -- 1.74%
     292,021   Fidelity National Information Services, Inc. .....      7,172,036
                                                                    ------------
               SPECIALTY RETAIL -- 2.28%
     578,968   Dress Barn, Inc. (a) .............................      9,396,651
                                                                    ------------
               TELEPHONES & TELECOMMUNICATIONS -- 1.09%
     523,583   Windstream Corp. .................................      4,487,106
                                                                    ------------
               TOTAL COMMON STOCK (Proceeds $146,032,109) .......   $160,794,055
                                                                    ------------

   SHARES      EXCHANGE TRADED FUND -- 2.18%                            VALUE
------------   --------------------------------------------------   ------------
      87,620   SPDR Trust, Ser 1
               (Proceeds $8,682,629) ............................   $  8,985,431
                                                                    ------------
               TOTAL SECURITIES SOLD SHORT -- 41.27%
               (Proceeds $154,714,738)+ .........................   $169,779,486
                                                                    ============

Percentages are based on Net Assets of $411,361,696.

(a)  Non-income producing security.

(b)  Underlying security for a written/purchased call/put option.

LP   -- Limited Partnership
Ltd. -- Limited
Ser  -- Series
SPDR -- Standard & Poor's Depositary Receipt

+ At August 31, 2009, the tax basis cost of the Fund's securities sold short was $154,714,738, and the unrealized appreciation and depreciation were $1,089,367 and $(16,154,115), respectively.

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          August 31, 2009 (Unaudited)

  CONTRACTS    WRITTEN CALL OPTIONS (a) -- 1.00%                        VALUE
------------   --------------------------------------------------   ------------
               Agrium, Inc.,
         100   09/09 at $45 .....................................   $     36,000
               Atlas America, Inc.,
         278   09/09 at $12.5 ...................................        280,780
          36   09/09 at $17.5 ...................................         18,720
               Baker Hughes, Inc.,
         100   09/09 at $35 .....................................         11,000
         299   09/09 at $34 .....................................         44,850
         100   09/09 at $37 .....................................          4,500
               Cameron International Corp.,
          25   11/09 at $35 .....................................          8,875
               Celldex Therapeutics, Inc.,
         400   09/09 at $10 .....................................         10,000
               Citigroup, Inc.,
         600   09/09 at $7 ......................................          1,800
         350   09/09 at $5 ......................................         11,025
         593   09/09 at $2 ......................................        179,382
      13,726   09/09 at $3 ......................................      2,765,789
               DIRECTV Group, Inc.,
       2,390   09/09 at $25 .....................................        131,450
         946   09/09 at $26 .....................................         18,920
         747   09/09 at $27.5 ...................................          5,602
               Magellan Midstream Partners LP,
         127   09/09 at $37.5 ...................................          1,905
               Medarex, Inc.,
          20   09/09 at $15 .....................................          1,950
         291   09/09 at $16 .....................................          1,455
       1,607   11/09 at $15 .....................................        164,717
       1,628   11/09 at $16 .....................................          8,140
         382   11/09 at $17.5 ...................................          1,910
               Merck & Co., Inc.,
          57   09/09 at $32 .....................................          4,702
          57   09/09 at $31 .....................................          8,835
               Metavante Technologies, Inc.,
         948   09/09 at $30 .....................................        170,640
               MSC.Software Corp.,
          60   09/09 at $7.5 ....................................          1,500
               PepsiCo, Inc.,
         113   09/09 at $55 .....................................         20,340
          50   09/09 at $57.5 ...................................          2,250
               Pfizer, Inc.,
         195   09/09 at $16 .....................................         16,282

                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          August 31, 2009 (Unaudited)

  CONTRACTS    WRITTEN CALL OPTIONS (a) -- 1.00%                        VALUE
------------   --------------------------------------------------   ------------
               Sprint Nextel Corp.,
       2,464   01/10 at $5 ......................................   $     55,440
         769   01/10 at $4 ......................................         34,605
         971   01/10 at $6 ......................................         12,138
       3,087   09/09 at $5 ......................................         15,435
         747   09/09 at $4 ......................................          5,603
         747   10/09 at $4 ......................................         13,073
       1,879   11/09 at $5 ......................................         23,488
         983   11/09 at $6 ......................................          4,915
                                                                    ------------
               TOTAL WRITTEN CALL OPTIONS
               (Premiums Received $2,312,743) ...................   $  4,098,016
                                                                    ------------

 CONTRACTS     WRITTEN PUT OPTIONS (a) -- 0.04%                         VALUE
------------   --------------------------------------------------   ------------
               DIRECTV Group, Inc.,
         697   09/09 at $24 .....................................   $     24,395
               Fidelity National Information Services, Inc.,
       1,162   09/09 at $25 .....................................         81,340
         530   09/09 at $22.5 ...................................          7,950
         134   10/09 at $25 .....................................         14,740
               MSC.Software Corp.,
          60   09/09 at $7.5 ....................................            600
               Sprint Nextel Corp.,
         747   10/09 at $3 ......................................          5,603
       1,412   11/09 at $3 ......................................         24,710
               Varian, Inc.,
         418   09/09 at $50 .....................................          6,270
                                                                    ------------
               TOTAL WRITTEN PUT OPTIONS
               (Premiums Received $205,710) .....................   $    165,608
                                                                    ------------
               TOTAL OPEN OPTIONS WRITTEN -- 1.04%
               (Premiums Received $2,518,453) ...................   $  4,263,624
                                                                    ============

Percentages are based on Net Assets of $411,361,696.

(a)  Non-income producing security.

LP -- Limited Partnership

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES              LEVEL 1       LEVEL 2   LEVEL 3       TOTAL
-------------------------           -------------   --------   -------   -------------
Common stock                        $ 324,404,200   $241,550     $--     $ 324,645,750
Warrants                                  206,390         --      --           206,390
Call option contracts                      84,050         --      --            84,050
Put option contracts                      467,400         --      --           467,400
Money market fund                     103,989,977         --      --       103,989,977
                                    -------------   --------     ---     -------------
TOTAL                               $ 429,152,017   $241,550     $--     $ 429,393,567
                                    =============   ========     ===     =============

INVESTMENTS IN
SECURITIES SOLD SHORT                  LEVEL 1       LEVEL 2   LEVEL 3       TOTAL
---------------------               -------------   --------   -------   -------------
Common stock                        $(160,794,055)  $     --     $--     $(160,794,055)
Exchange traded fund                   (8,985,431)        --      --        (8,985,431)
                                    -------------   --------     ---     -------------
TOTAL                               $(169,779,486)  $     --     $--     $(169,779,486)
                                    =============   ========     ===     =============

OTHER FINANCIAL INSTRUMENTS            LEVEL 1       LEVEL 2   LEVEL 3       TOTAL
---------------------------         -------------   --------   -------   -------------
Equity swap contracts*              $      77,172   $     --     $--     $      77,172
Forward foreign currency exchange
   contracts*                          (2,555,170)        --      --        (2,555,170)
Written call options                   (4,098,016)        --      --        (4,098,016)
Written put options                      (165,608)        --      --          (165,608)
                                    -------------   --------     ---     -------------
TOTAL                               $  (6,741,622)  $     --     $--     $  (6,741,622)
                                    =============   ========     ===     =============

* Equity swap contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Arbitrage Funds


By (Signature and Title)*                   /s/ John S. Orrico
                                            -----------------------------------
                                            John S. Orrico
                                            President and Treasurer

Date: October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ John S. Orrico
                                            -----------------------------------
                                            John S. Orrico
                                            President and Treasurer

Date: October 28, 2009


By (Signature and Title)*                   /s/ Eric Kleinschmidt
                                            -----------------------------------
                                            Eric Kleinschmidt
                                            Chief Financial Officer

Date: October 28, 2009

* Print the name and title of each signing officer under his or her signature.